Contingencies and other financial commitments - Schedule of Other Financial Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	€ 154.4	€ 105.2
Contractual obligation to acquire intangible assets	1,721.1	0.0
Total	1,875.5	€ 105.2
Less than 1 year
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	152.5
Contractual obligation to acquire intangible assets	249.4
Total	401.9
1 to 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	1.9
Contractual obligation to acquire intangible assets	954.9
Total	956.8
More than 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	0.0
Contractual obligation to acquire intangible assets	516.8
Total	€ 516.8